Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of related party [text block] [Abstract]
Loan with non-controlled companies	$ 2,286	$ 2,059	$ 122,289